Offerings - Offering: 1	Jul. 31, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Variable Rate Series A Perpetual Stretch Preferred Stock,$0.001 par value per share
Maximum Aggregate Offering Price	$ 4,200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 643,020
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 465(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee with respect to an indeterminate amount of the registrant’s Variable Rate Series A Perpetual Stretch Preferred Stock, $0.001 par value per share being registered under Registration Statement
No. 333-284510
filed with the Securities and Exchange Commission on January 27, 2025 (the “Registration Statement”) as may from time to time be offered under the Registration Statement at indeterminate prices.